Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shaes authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Common Stock, Shares Authorized	190,000,000		190,000,000
Common stock, shares issued	6,667,345	1,934,899	1,623,747
Common stock, shares outstandng	6,667,345	1,934,899	1,623,747